Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 120,141	$ 107,249
Less: accumulated depreciation	(46,061)	(24,065)
Total property and equipment, net	74,080	83,184
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,187	53,797
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,629	25,748
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,615	6,994
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,710	$ 20,710